UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	January 25,2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   56
Form 13F Information Table Value Total:   118951 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     3800    45970 SH       SOLE                    44320              1650
A T & T INC NEW                COM              00206R102     3076   109757 SH       SOLE                   107257              2500
ABBOTT LABORATORIES            COM              002824100      259     4800 SH       SOLE                     4800
AGILENT TECHNOLOGIES INC       COM              00846u101     1751    56360 SH       SOLE                    55985               375
ALEXANDER & BALDWIN INC        COM              014482103     1142    33365 SH       SOLE                    31965              1400
AMERICAN EXPRESS CO            COM              025816109     2315    57124 SH       SOLE                    56724               400
APACHE CORP                    COM              037411105      396     3840 SH       SOLE                     3615               225
APPLIED MATERIALS INC          COM              038222105     1600   114785 SH       SOLE                   111660              3125
AUTO DATA PROCESSING           COM              053015103     1757    41040 SH       SOLE                    40340               700
AUTODESK INC                   COM              052769106      762    30000 SH       SOLE                    30000
BERKSHIRE HATHAWAY B           COM              084670207     2599      791 SH       SOLE                      775                16
BOEING CO                      COM              097023105     1715    31675 SH       SOLE                    30825               850
BOSWELL JG CO COM              COM              101205102      314      581 SH       SOLE                       50               531
CHEVRON CORPORATION            COM              166764100     5603    72782 SH       SOLE                    72782
CHUBB CORPORATION              COM              171232101     2787    56660 SH       SOLE                    54010              2650
COCA COLA COMPANY              COM              191216100     3547    62220 SH       SOLE                    59670              2550
CONOCOPHILLIPS                 COM              20825c104     2409    47177 SH       SOLE                    45427              1750
CONSTELLATION ENERGY GRP       COM              210371100      272     7735 SH       SOLE                     7735
COSTCO WHOLESALE CORP-NEW      COM              22160k105     2289    38683 SH       SOLE                    37883               800
DEERE & CO                     COM              244199105     2712    50145 SH       SOLE                    49245               900
DISNEY WALT CO                 COM              254687106     2821    87485 SH       SOLE                    85785              1700
DOMINION RESOURCES             COM              25746u109      349     8960 SH       SOLE                     6110              2850
DU PONT E I DE NEMOUR&CO       COM              263534109     2387    70885 SH       SOLE                    68385              2500
EMERSON ELECTRIC CO            COM              291011104     2852    66940 SH       SOLE                    64890              2050
ESTEE LAUDER CO INC CL A       COM              518439104     2166    44785 SH       SOLE                    43435              1350
EXXON MOBIL CORP               COM              30231G102     3918    57450 SH       SOLE                    56700               750
FEDEX CORPORATION              COM              31428X106     2012    24112 SH       SOLE                    23612               500
GENERAL ELECTRIC CO            COM              369604103     2251   148768 SH       SOLE                   147518              1250
HEWLETT-PACKARD COMPANY        COM              428236103      227     4400 SH       SOLE                     4400
HOME DEPOT INC                 COM              437076102     1250    43195 SH       SOLE                    43195
INTEL CORP                     COM              458140100     3611   177034 SH       SOLE                   173884              3150
INTERNATIONAL BUSINESS MACHINE COM              459200101     2829    21609 SH       SOLE                    21409               200
INTUIT INC                     COM              461202103     1384    45040 SH       SOLE                    44490               550
JOHNSON & JOHNSON              COM              478160104     3334    51760 SH       SOLE                    50010              1750
JPMORGAN CHASE & CO            COM              46625H100      294     7050 SH       SOLE                     7050
KELLOGG COMPANY                COM              487836108     2863    53810 SH       SOLE                    51310              2500
LILLY ELI & COMPANY            COM              532457108     3294    92245 SH       SOLE                    89095              3150
LOEWS CORP                     COM              540424108      774    21300 SH       SOLE                    21300
MARRIOTT INTL INC CL A         COM              571903202     1624    59589 SH       SOLE                    59589
MEDTRONIC INC                  COM              585055106     3592    81671 SH       SOLE                    78571              3100
MICROSOFT CORP                 COM              594918104     5373   176272 SH       SOLE                   169572              6700
NEWS CORP LTD CL A             COM              65248E104     1571   114738 SH       SOLE                   113538              1200
NOBLE ENERGY INC               COM              655044105     1932    27125 SH       SOLE                    26575               550
NORDSTROM INC                  COM              655664100     1131    30086 SH       SOLE                    30086
NOVARTIS AG ADR                COM              66987v109     1981    36389 SH       SOLE                    35989               400
PROCTER & GAMBLE               COM              742718109     3997    65928 SH       SOLE                    63828              2100
SCHLUMBERGER LMT               COM              806857108     2763    42450 SH       SOLE                    41750               700
SIEMENS AG ADR                 COM              826197501     1593    17375 SH       SOLE                    17175               200
SIGMA ALDRICH CORP             COM              826552101     1642    32490 SH       SOLE                    31890               600
STATE STREET CORP              COM              857477103     1129    25940 SH       SOLE                    25390               550
SYSCO CORP                     COM              871829107     2387    85420 SH       SOLE                    82170              3250
US BANCORP DEL COMNEW          COM              902973304     1127    50045 SH       SOLE                    49045              1000
WAL-MART STORES INC            COM              931142103     3673    68710 SH       SOLE                    66010              2700
WASHINGTON POST CO-CL B        COM              939640108     1348     3066 SH       SOLE                     3016                50
WELLS FARGO & CO NEW           COM              949746101     1544    57216 SH       SOLE                    54866              2350
DODGE & COX INCOME FUND                         256210105      477 36815.500SH       SOLE                23443.387         13372.113
ISHARES BARCLAYS US AGGREGATE                   464287226      826 8000.000 SH       SOLE                 8000.000
VANGUARD INTL EXPLORER INVESTO                  921946208      282 20468.848SH       SOLE                20468.848
Report Summary		     56 Data Records    (X1000)    118951 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
